NATURE AND CONTINUANCE OF OPERATIONS (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Code Red Esports Ltd [Member]
Statement [Line Items]
Country of incorporation	England and Wales	423841
Ownership Percentage	100.00%	100.00%
GameSquare Esports USA Inc [Member]
Statement [Line Items]
Country of incorporation	USA	423841
Ownership Percentage	100.00%	100.00%
Functional Currency	U.S. Dollar
Biblos Gaming SA [Member]
Statement [Line Items]
Country of incorporation	Mexico	423841
GCN Inc [Member]
Statement [Line Items]
Country of incorporation	USA	423841
Ownership Percentage	100.00%	100.00%
Functional Currency	U.S. Dollar
NextGen Tech LLC [Member]
Statement [Line Items]
Country of incorporation	USA	423841
Ownership Percentage	100.00%	100.00%
Functional Currency	U.S. Dollar
Swingman LLC [Member]
Statement [Line Items]
Country of incorporation	USA	423841
Functional Currency	U.S. Dollar
Ownership Percentage	100.00%	100.00%
Mission Supply LLC [Member]
Statement [Line Items]
Country of incorporation	USA	423841
Ownership Percentage	100.00%	100.00%
Functional Currency	U.S. Dollar